EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Class A Shares of the Large Cap Growth Fund and the Class I Shares of the Small Cap Fund, as electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on January 30, 2014 (SEC Accession No. 0001104659-14-005327), in interactive data format.